Impairment - Schedule of Impairment (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Impairment loss recognised in profit or loss	£ 122	£ 681
Loan commitments and financial guarantees
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Impairment loss recognised in profit or loss	(40)	7
Financial assets held at amortised cost
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Impairment loss recognised in profit or loss	164	675
Financial assets held at amortised cost | Loans and advances to banks
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Impairment loss recognised in profit or loss	(4)	(2)
Financial assets held at amortised cost | Loans and advances to customers
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Impairment loss recognised in profit or loss	169	678
Financial assets held at amortised cost | Debt securities
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Impairment loss recognised in profit or loss	(1)	(1)
Financial assets at fair value through other comprehensive income:
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Impairment loss recognised in profit or loss	£ (2)	£ (1)